COMMITMENTS AND CONTINGENCIES - ENVIRONMENTAL ISSUES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Environmental Issues [Line Items]
Environmental Costs Recognized, Capitalized in Period	$ 92,000,000	[1]	$ 144,000,000	[1]	$ 76,000,000	[1]
San Diego Gas and Electric Company and Subsidiary [Member]
Environmental Issues [Line Items]
Environmental Costs Recognized, Capitalized in Period	77,000,000		130,000,000		64,000,000
Environmental Site Liabilities Covered By Mechanism	700,000
Southern California Gas Company [Member]
Environmental Issues [Line Items]
Environmental Costs Recognized, Capitalized in Period	12,000,000		13,000,000		10,000,000
Environmental Site Liabilities Covered By Mechanism	$ 15,900,000

[1]	In cases of non-wholly owned affiliates, includes only our share.